Derivatives Derivatives (NQ, CF, FV) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Cash Flow Hedge Ineffectiveness is Immaterial	not significant	not significant	not significant
Gain (Loss) on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring, Net	$ 12	$ 1	$ 3
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	(44)	(19)	(6)
Gains Losses Deferred In Accumulated Other Comprehensive Income Loss On Derivatives Effective Portion	$ (157)	$ 71	102
Maximum Length of Time Hedged in Cash Flow Hedge	2 years	3 years
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	$ 239	$ 414
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	(33)	(15)	(6)
Gains Losses Deferred In Accumulated Other Comprehensive Income Loss On Derivatives Effective Portion	0	0	0
Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	(2)	(1)	(1)
Gains Losses Deferred In Accumulated Other Comprehensive Income Loss On Derivatives Effective Portion	0	0	0
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	(9)	(3)	1
Gains Losses Deferred In Accumulated Other Comprehensive Income Loss On Derivatives Effective Portion	(157)	71	102
Net Derivative Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(1,890)	(6,293)	(681)
Net Derivative Gain (Loss) [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(1,904)	(6,334)	(687)
Net Derivative Gain (Loss) [Member] | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	2	1	3
Net Derivative Gain (Loss) [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	12	40	3
Net investment income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	5	(1)	(1)
Net investment income | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(1)	(6)	(4)
Net investment income | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Net investment income | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	6	5	3
Policyholder Benefit And Claim [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(349)	(328)	1
Policyholder Benefit And Claim [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(349)	(328)	1
Policyholder Benefit And Claim [Member] | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Policyholder Benefit And Claim [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	0	0	0
Gains Losses Deferred In Accumulated Other Comprehensive Income Loss On Derivatives Effective Portion	0	0	0
Interest Rate Contract [Member] | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	(2)	(1)	(1)
Gains Losses Deferred In Accumulated Other Comprehensive Income Loss On Derivatives Effective Portion	0	0	0
Interest Rate Contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	0	0	0
Gains Losses Deferred In Accumulated Other Comprehensive Income Loss On Derivatives Effective Portion	3	28	17
Interest Rate Contract [Member] | Net Derivative Gain (Loss) [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(324)	(2,872)	(67)
Interest Rate Contract [Member] | Net Derivative Gain (Loss) [Member] | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	2	1	3
Interest Rate Contract [Member] | Net Derivative Gain (Loss) [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	2	35	3
Interest Rate Contract [Member] | Net investment income | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Interest Rate Contract [Member] | Net investment income | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Interest Rate Contract [Member] | Net investment income | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	6	5	3
Interest Rate Contract [Member] | Policyholder Benefit And Claim [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	8	(4)	5
Interest Rate Contract [Member] | Policyholder Benefit And Claim [Member] | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Interest Rate Contract [Member] | Policyholder Benefit And Claim [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	(33)	(15)	(6)
Gains Losses Deferred In Accumulated Other Comprehensive Income Loss On Derivatives Effective Portion	0	0	0
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	(9)	(3)	1
Gains Losses Deferred In Accumulated Other Comprehensive Income Loss On Derivatives Effective Portion	(160)	43	85
Foreign Exchange Contract [Member] | Net Derivative Gain (Loss) [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(99)	76	45
Foreign Exchange Contract [Member] | Net Derivative Gain (Loss) [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	10	5	0
Foreign Exchange Contract [Member] | Net investment income | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Foreign Exchange Contract [Member] | Net investment income | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Foreign Exchange Contract [Member] | Policyholder Benefit And Claim [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Foreign Exchange Contract [Member] | Policyholder Benefit And Claim [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Credit Risk Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	0	0	0
Gains Losses Deferred In Accumulated Other Comprehensive Income Loss On Derivatives Effective Portion	0	0	0
Credit Risk Contract [Member] | Net Derivative Gain (Loss) [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	21	10	(14)
Credit Risk Contract [Member] | Net investment income | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Credit Risk Contract [Member] | Policyholder Benefit And Claim [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Equity Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	0	0	0
Gains Losses Deferred In Accumulated Other Comprehensive Income Loss On Derivatives Effective Portion	0	0	0
Equity Contract [Member] | Net Derivative Gain (Loss) [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(2,584)	(1,724)	(476)
Equity Contract [Member] | Net investment income | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(1)	(6)	(4)
Equity Contract [Member] | Policyholder Benefit And Claim [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(341)	(320)	(25)
Net Embedded Derivatives | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	0	0	0
Gains Losses Deferred In Accumulated Other Comprehensive Income Loss On Derivatives Effective Portion	0	0	0
Net Embedded Derivatives | Net Derivative Gain (Loss) [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	1,082	(1,824)	(175)
Net Embedded Derivatives | Net investment income | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Net Embedded Derivatives | Policyholder Benefit And Claim [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (16)	$ (4)	$ 21